Incorporated herein by reference is the definitive version of the Funds’ Prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), on March 1, 2011 (SEC Accession No. 0001104659-11-011220) and the Funds’ Statement of Additional Information filed pursuant to Rule 497(c) under the Securities Act on March 4, 2011 (SEC Accession No. 0001104659-11-012328).

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase